GAMING SUBCONCESSION, NET	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
GAMING SUBCONCESSION, NET
8.	GAMING SUBCONCESSION, NET

	December 31,
	2022	2021
Deemed cost	$902,441	$897,866
Less: accumulated amortization	(902,441)	(870,801)

Gaming subconcession, net	$—	$27,065